TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income taxes is comprised as follows:
Domestic	$ (4,855)	$ (1,785)	$ 1,561
Foreign	133	149	207
Income (loss) before taxes on income	$ (4,722)	$ (1,636)	$ 1,768